Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional or Contractual Amounts and Fair Values of Derivatives
Table 18.1 presents the total notional or contractual amounts and fair values for our derivatives. Derivative transactions can be measured in terms of the notional amount, but this amount is not recorded on the balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which interest and other payments are determined.

Table 18.1: Notional or Contractual Amounts and Fair Values of Derivatives

	December 31, 2019			December 31, 2018
	Notional or	Fair value		Notional or	Fair value
	contractual	Derivative	Derivative	contractual	Derivative	Derivative
(in millions)	amount	assets	liabilities	amount	assets	liabilities
Derivatives designated as hedging instruments
Interest rate contracts	$182,789	2,595	1,237	177,511	2,237	636
Foreign exchange contracts	32,386	341	1,170	34,176	573	1,376
Total derivatives designated as qualifying hedging instruments		2,936	2,407		2,810	2,012
Derivatives not designated as hedging instruments
Economic hedges:
Interest rate contracts	235,810	207	160	173,215	849	369
Equity contracts	19,263	1,126	224	13,920	1,362	79
Foreign exchange contracts	26,595	118	286	19,521	225	80
Credit contracts - protection purchased	1,400	27	—	100	27	—
Subtotal		1,478	670		2,463	528
Customer accommodation trading and other derivatives:
Interest rate contracts	11,117,542	21,245	17,969	9,162,821	15,349	15,303
Commodity contracts	79,737	1,421	1,770	66,173	1,588	2,336
Equity contracts	272,145	7,410	10,240	217,890	6,183	5,931
Foreign exchange contracts	364,469	4,755	4,791	364,982	5,916	5,657
Credit contracts - protection sold	12,215	12	65	11,741	76	182
Credit contracts - protection purchased	24,030	69	18	20,880	175	98
Subtotal		34,912	34,853		29,287	29,507
Total derivatives not designated as hedging instruments		36,390	35,523		31,750	30,035
Total derivatives before netting		39,326	37,930		34,560	32,047
Netting		(25,123)	(28,851)		(23,790)	(23,548)
Total		$14,203	9,079		10,770	8,499

Gross Fair Values of Derivative Assets and Liabilities
Table 18.2 provides information on the gross fair values of derivative assets and liabilities, the balance sheet netting adjustments and the resulting net fair value amount recorded on our balance sheet, as well as the non-cash collateral associated with such arrangements. We execute substantially all of our derivative transactions under master netting arrangements and reflect all derivative balances and related cash collateral subject to enforceable master netting arrangements on a net basis within the balance sheet. The “Gross amounts recognized” column in the following table includes $33.7 billion and $33.5 billion of gross derivative assets and liabilities, respectively, at December 31, 2019, and $30.9 billion and $28.4 billion, respectively, at December 31, 2018, with counterparties subject to enforceable master netting arrangements that are eligible for balance sheet netting adjustments. The majority of these amounts are interest rate contracts executed in over-the-counter (OTC) markets. The remaining gross derivative assets and liabilities of $5.6 billion and $4.4 billion, respectively, at December 31, 2019, and $3.7 billion and $3.6 billion, respectively, at December 31, 2018, include those with counterparties subject to master netting arrangements for which we have not assessed the enforceability because they are with counterparties where we do not currently have positions to offset, those subject to master netting arrangements where we have not been able to confirm the enforceability and those not subject to master netting arrangements. As such, we do not net derivative balances or collateral within the balance sheet for these counterparties. Cash collateral receivables and payables that have not been offset against our derivatives were $6.3 billion and $1.4 billion, respectively, at December 31, 2019, and $4.8 billion and $1.4 billion, respectively, at December 31, 2018.
We determine the balance sheet netting adjustments based on the terms specified within each master netting arrangement. We disclose the balance sheet netting amounts within the column titled “Gross amounts offset in consolidated balance sheet.” Balance sheet netting adjustments are determined at the counterparty level for which there may be multiple contract types. For disclosure purposes, we allocate these netting adjustments to the contract type for each counterparty proportionally based upon the “Gross amounts recognized” by counterparty. As a result, the net amounts disclosed by contract type may not represent the actual exposure upon settlement of the contracts.
We do not net non-cash collateral that we receive and pledge on the balance sheet. For disclosure purposes, we present the fair value of this non-cash collateral in the column titled “Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)” within the table. We determine and allocate the Disclosure-only netting amounts in the same manner as balance sheet netting amounts.
The “Net amounts” column within Table 18.2 represents the aggregate of our net exposure to each counterparty after considering the balance sheet and Disclosure-only netting adjustments. We manage derivative exposure by monitoring the credit risk associated with each counterparty using counterparty specific credit risk limits, using master netting arrangements and obtaining collateral. Derivative contracts executed in OTC markets include bilateral contractual arrangements that are not cleared through a central clearing organization but are typically subject to enforceable master netting arrangements. Other derivative contracts that are settled through a central clearing organization whether OTC or exchange-traded, are excluded from that percentage. In addition to the netting amounts included in the table, we also have balance sheet netting related to resale and repurchase agreements that are disclosed within Note 16 (Guarantees, Pledged Assets and Collateral, and Other Commitments).

Table 18.2: Gross Fair Values of Derivative Assets and Liabilities

(in millions)	Gross amounts recognized	Gross amounts offset in consolidated balance sheet (1)	Net amounts in consolidated balance sheet	Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	Net amounts	Percent exchanged in over-the-counter market
December 31, 2019
Derivative assets
Interest rate contracts	$24,047	(14,878)	9,169	(445)	8,724	95%
Commodity contracts	1,421	(888)	533	(2)	531	80
Equity contracts	8,536	(5,570)	2,966	(69)	2,897	65
Foreign exchange contracts	5,214	(3,722)	1,492	(22)	1,470	100
Credit contracts-protection sold	12	(9)	3	—	3	84
Credit contracts-protection purchased	96	(56)	40	(1)	39	97
Total derivative assets	$39,326	(25,123)	14,203	(539)	13,664
Derivative liabilities
Interest rate contracts	$19,366	(16,595)	2,771	(545)	2,226	94%
Commodity contracts	1,770	(677)	1,093	(2)	1,091	82
Equity contracts	10,464	(6,647)	3,817	(319)	3,498	81
Foreign exchange contracts	6,247	(4,866)	1,381	(169)	1,212	100
Credit contracts-protection sold	65	(60)	5	(3)	2	98
Credit contracts-protection purchased	18	(6)	12	—	12	93
Total derivative liabilities	$37,930	(28,851)	9,079	(1,038)	8,041
December 31, 2018
Derivative assets
Interest rate contracts	$18,435	(12,029)	6,406	(80)	6,326	90%
Commodity contracts	1,588	(849)	739	(4)	735	57
Equity contracts	7,545	(5,318)	2,227	(755)	1,472	78
Foreign exchange contracts	6,714	(5,355)	1,359	(35)	1,324	100
Credit contracts-protection sold	76	(73)	3	—	3	12
Credit contracts-protection purchased	202	(166)	36	(1)	35	78
Total derivative assets	$34,560	(23,790)	10,770	(875)	9,895
Derivative liabilities
Interest rate contracts	$16,308	(13,152)	3,156	(567)	2,589	92%
Commodity contracts	2,336	(727)	1,609	(8)	1,601	85
Equity contracts	6,010	(3,877)	2,133	(110)	2,023	75
Foreign exchange contracts	7,113	(5,522)	1,591	(188)	1,403	100
Credit contracts-protection sold	182	(180)	2	(2)	—	67
Credit contracts-protection purchased	98	(90)	8	—	8	11
Total derivative liabilities	$32,047	(23,548)	8,499	(875)	7,624

(1)
Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset in the consolidated balance sheet, including related cash collateral and portfolio level counterparty valuation adjustments. Counterparty valuation adjustments related to derivative assets were $231 million and $353 million and debit valuation adjustments related to derivative liabilities were $100 million and $152 million as of December 31, 2019 and 2018, respectively. Cash collateral totaled $2.9 billion and $6.8 billion, netted against derivative assets and liabilities, respectively, at December 31, 2019, and $3.7 billion and $3.6 billion, respectively, at December 31, 2018.

Gains (Losses) Recognized on Fair Value Hedging Relationships
Table 18.3 and Table 18.4 show the net gains (losses) related to derivatives in fair value and cash flow hedging relationships, respectively.

Table 18.3: Gains (Losses) Recognized on Fair Value Hedging Relationships

	Net interest income				Noninterest income	Total recorded in net income	Total recorded in OCI
(in millions)	Debt securities	Mortgage loans held for sale	Deposits	Long-term debt	Other	Derivative gains (losses)	Derivative gains (losses)
Year Ended December 31, 2019
Total amounts presented in the consolidated statement of income and other comprehensive income	$14,955	813	(8,635)	(7,350)	3,181	N/A	275

Interest contracts
Amounts related to interest settlements on derivatives	—	2	58	169	—	229
Recognized on derivatives	(2,082)	1	463	5,001	—	3,383	—
Recognized on hedged items	2,096	(7)	(442)	(4,910)	—	(3,263)
Total gains (losses) (pre-tax) on interest rate contracts	14	(4)	79	260	—	349	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	35	—	—	(483)	—	(448)
Recognized on derivatives	(5)	—	—	308	(358)	(55)	(3)
Recognized on hedged items	6	—	—	(289)	350	67
Total gains (losses) (pre-tax) on foreign exchange contracts	36	—	—	(464)	(8)	(436)	(3)
Total gains (losses) (pre-tax) recognized on fair value hedges	$50	(4)	79	(204)	(8)	(87)	(3)

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	Net interest income				Noninterest income	Total recorded in net income	Total recorded in OCI
(in millions)	Debt securities	Mortgage loans held for sale	Deposits	Long-term debt	Other	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2018
Total amounts presented in the consolidated statement of income and other comprehensive income	$14,406	777	(5,622)	(6,703)	2,473	N/A	(238)
Interest contracts
Amounts related to interest settlements on derivatives	(187)	(3)	(41)	292	—	61
Recognized on derivatives	845	15	27	(1,923)	—	(1,035)	—
Recognized on hedged items	(877)	(22)	(33)	1,843	—	910
Total gains (losses) (pre-tax) on interest rate contracts	(219)	(10)	(47)	212	—	(64)	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	33	—	—	(434)	—	(401)
Recognized on derivatives	7	—	—	135	(1,204)	(1,062)	(254)
Recognized on hedged items	(1)	—	—	(82)	1,114	1,031
Total gains (losses) (pre-tax) on foreign exchange contracts	39	—	—	(381)	(90)	(432)	(254)
Total gains (losses) (pre-tax) recognized on fair value hedges	$(180)	(10)	(47)	(169)	(90)	(496)	(254)
Year ended December 31, 2017
Total amounts presented in the consolidated statement of income and other comprehensive income	$12,946	786	(3,013)	(5,157)	1,603	N/A	(1,083)
Interest contracts
Amounts related to interest settlements on derivatives	(469)	(5)	36	1,286	—	847
Recognized on derivatives	(43)	(5)	(20)	(912)	—	(979)	—
Recognized on hedged items	(52)	(4)	36	938	—	917
Total gains (losses) (pre-tax) on interest rate contracts	(564)	(14)	52	1,312	—	785	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	14	—	—	(210)	—	(196)
Recognized on derivatives	13	—	—	(230)	3,118	2,901	(253)
Recognized on hedged items	(10)	—	—	255	(2,855)	(2,610)
Total gains (losses) (pre-tax) on foreign exchange contracts	17	—	—	(185)	263	95	(253)
Total gains (losses) (pre-tax) recognized on fair value hedges	$(547)	(14)	52	1,127	263	880	(253)

Gains (Losses) Recognized on Cash Flow Hedging Relationships
Table 18.4: Gains (Losses) Recognized on Cash Flow Hedging Relationships

	Net interest income		Total recorded in net income	Total recorded in OCI
(in millions)	Loans	Long-term debt	Derivative gains (losses)	Derivative gains (losses)
Year Ended December 31, 2019
Total amounts presented in the consolidated statement of income and other comprehensive income	$44,146	(7,350)	N/A	275
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(291)	1	(290)	290
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on interest rate contracts	(291)	1	(290)	290
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(9)	(9)	9
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(21)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(9)	(9)	(12)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(291)	(8)	(299)	278
Year ended December 31, 2018
Total amounts presented in the consolidated statement of income and other comprehensive income	$43,974	(6,703)	N/A	(238)
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(292)	1	(291)	291
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(266)
Total gains (losses) (pre-tax) on interest rate contracts	(292)	1	(291)	25
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(3)	(3)	3
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(12)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(3)	(3)	(9)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(292)	(2)	(294)	16
Year ended December 31, 2017
Total amounts presented in the consolidated statement of income and other comprehensive income	$41,388	(5,157)	N/A	(1,083)
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	551	(8)	543	(543)
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(287)
Total gains (losses) (pre-tax) on interest rate contracts	551	(8)	543	(830)
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	—	—
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	—	—
Total gains (losses) (pre-tax) recognized on cash flow hedges	$551	(8)	543	(830)

Hedged Items in Fair Value Hedging Relationships
Table 18.5 shows the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships.

Table 18.5: Hedged Items in Fair Value Hedging Relationship

	Hedged Items Currently Designated		Hedged Items No Longer Designated (1)
(in millions)	Carrying Amount of Assets/(Liabilities) (2)(4)	Hedge Accounting Basis Adjustment Assets/(Liabilities) (3)	Carrying Amount of Assets/(Liabilities) (4)	Hedge Accounting Basis Adjustment Assets/(Liabilities)
December 31, 2019
Available-for-sale debt securities (5)	$36,896	1,110	9,486	278
Mortgage loans held for sale	961	(12)	—	—
Deposits	(43,716)	(324)	—	—
Long-term debt	(127,423)	(5,827)	(25,750)	173
December 31, 2018
Available-for-sale debt securities (5)	$37,857	(157)	4,938	238
Mortgage loans held for sale	448	7	—	—
Deposits	(56,535)	115	—	—
Long-term debt	(104,341)	(742)	(25,539)	366

(1)	Represents hedged items no longer designated in qualifying fair value hedging relationships for which an associated basis adjustment exists at the balance sheet date.

(2)
Does not include the carrying amount of hedged items where only foreign currency risk is the designated hedged risk. The carrying amount excluded for debt securities is $1.2 billion and for long-term debt is $(5.2) billion as of December 31, 2019, and $1.6 billion for debt securities and $(6.3) billion for long-term debt as of December 31, 2018.

(3)
The balance includes $790 million and $109 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2019, respectively, and $1.4 billion and $66 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2018, respectively, on terminated hedges whereby the hedged items have subsequently been re-designated into existing hedges.

(4)
Represents the full carrying amount of the hedged asset or liability item as of the balance sheet date, except for circumstances in which only a portion of the asset or liability was designated as the hedged item in which case only the portion designated is presented.

(5)	Carrying amount represents the amortized cost.

Gains (Losses) on Derivatives Not Designated as Hedging Instruments
Table 18.6 shows the net gains (losses), recognized by income statement lines, related to derivatives not designated as hedging instruments.

Table 18.6: Gains (Losses) on Derivatives Not Designated as Hedging Instruments

	Noninterest income
(in millions)	Mortgage banking	Net gains (losses) from equity securities	Net gains (losses) from trading activities	Other	Total
Year ended December 31, 2019
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$2,177	—	—	1	2,178
Equity contracts	—	(2,120)	—	(2)	(2,122)
Foreign exchange contracts	—	—	—	(77)	(77)
Credit contracts	—	—	—	(5)	(5)
Subtotal	2,177	(2,120)	—	(83)	(26)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	418	—	(95)	—	323
Commodity contracts	—	—	164	—	164
Equity contracts	—	—	(4,863)	(484)	(5,347)
Foreign exchange contracts	—	—	47	—	47
Credit contracts	—	—	(120)	—	(120)
Subtotal	418	—	(4,867)	(484)	(4,933)
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$2,595	(2,120)	(4,867)	(567)	(4,959)

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	Noninterest income
(in millions)	Mortgage banking	Net gains (losses) from equity securities	Net gains (losses) from trading activities	Other	Total
Year ended December 31, 2018
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$(215)	—	—	(15)	(230)
Equity contracts	—	(408)	—	4	(404)
Foreign exchange contracts	—	—	—	669	669
Credit contracts	—	—	—	—	—
Subtotal	(215)	(408)	—	658	35
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	(352)	—	446	—	94
Commodity contracts	—	—	83	—	83
Equity contracts	—	—	4,499	(403)	4,096
Foreign exchange contracts	—	—	638	—	638
Credit contracts	—	—	1	—	1
Subtotal	(352)	—	5,667	(403)	4,912
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$(567)	(408)	5,667	255	4,947
Year ended December 31, 2017
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$448	—	—	(75)	373
Equity contracts	—	(1,483)	—	17	(1,466)
Foreign exchange contracts	—	—	—	(866)	(866)
Credit contracts	—	—	—	5	5
Subtotal	448	(1,483)	—	(919)	(1,954)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	614	—	160	—	774
Commodity contracts	—	—	178	—	178
Equity contracts	—	—	(3,932)	1	(3,931)
Foreign exchange contracts	—	—	638	—	638
Credit contracts	—	—	(81)	—	(81)
Subtotal	614	—	(3,037)	1	(2,422)
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$1,062	(1,483)	(3,037)	(918)	(4,376)

(1)
Mortgage banking amounts for the years ended December 31, 2019, 2018 and 2017, are comprised of gains (losses) of $2.3 billion, $(1.1) billion and $413 million, respectively, related to derivatives used as economic hedges of MSRs measured at fair value offset by gains (losses) of $(141) million, $857 million and $35 million, respectively, related to derivatives used as economic hedges of mortgage loans held for sale and derivative loan commitments.

Sold and Purchased Credit Derivatives
Table 18.7 provides details of sold and purchased credit derivatives.
Table 18.7: Sold and Purchased Credit Derivatives

			Notional amount
(in millions)	Fair value asset	Fair value liability	Protection sold (A)	Protection sold - non-investment grade	Protection purchased with identical underlyings (B)	Net protection sold (A)-(B)	Other protection purchased	Range of maturities
December 31, 2019
Credit default swaps on:
Corporate bonds	$8	1	2,855	707	1,885	970	2,447	2020 - 2029
Structured products	—	25	74	69	63	11	111	2022 - 2047
Credit protection on:
Default swap index	1	—	2,542	120	550	1,992	8,105	2020 - 2029
Commercial mortgage-backed securities index	3	26	322	67	296	26	50	2047 - 2058
Asset-backed securities index	—	8	41	41	41	—	1	2045 - 2046
Other	—	5	6,381	5,738	—	6,381	11,881	2020 - 2049
Total credit derivatives	$12	65	12,215	6,742	2,835	9,380	22,595
December 31, 2018
Credit default swaps on:
Corporate bonds	$38	59	2,037	441	1,374	663	1,460	2019 - 2027
Structured products	—	62	133	128	121	12	113	2022 - 2047
Credit protection on:
Default swap index	37	1	3,618	582	1,998	1,620	2,896	2019 - 2028
Commercial mortgage-backed securities index	1	49	389	109	363	26	51	2047 - 2058
Asset-backed securities index	—	9	42	42	42	—	1	2045 - 2046
Other	—	2	5,522	5,327	—	5,522	12,561	2018 - 2048
Total credit derivatives	$76	182	11,741	6,629	3,898	7,843	17,082

Credit-Risk Contingent Features	Table 18.8 illustrates our exposure to such derivatives with credit-risk contingent features, collateral we have posted, and the additional collateral we would be required to post if the credit rating of our debt was downgraded below investment grade.

Table 18.8: Credit-Risk Contingent Features

	Dec 31,	Dec 31,
(in billions)	2019	2018
Net derivative liabilities with credit-risk contingent features	$10.4	7.4
Collateral posted	9.1	5.6
Additional collateral to be posted upon a below investment grade credit rating (1)	1.3	1.8
(1)
Any credit rating below investment grade requires us to post the maximum amount of collateral